Share-Based Payments - Summary of Movements of All Share Rights Issued (Details) - shares	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	5,057,277	11,011,895
Granted	6,547,018	4,631,721
Forfeited	(128,503)	(962,688)
Exercised	(463,897)	(1,252,558)
Ending balance	11,011,895	13,428,370
Share Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	302,539	436,403
Granted	436,403	65,405
Forfeited		(16,684)
Exercised	(302,539)	(419,719)
Ending balance	436,403	65,405
Exercisable	436,403